RESTATEMENT OF PREVIOUSLY ISSUED FINANCIALS STATEMENT (Tables)	12 Months Ended
Dec. 31, 2023
Restatement Of Previously Issued Financials Statement
SCHEDULE OF COMPREHENSIVE LIST OF REVISED ADJUSTMENTS

Following is a comprehensive list of all revised adjustments made during the Restatement process:

	As Previously Reported	Adjustments	As Revised
Financial Position as at December 31, 2022
Intangible Assets	$45,139,683	$1,022,172	$46,161,855
Property and Equipment	1,317,287	(1,022,172)	295,115
Total Assets	$49,903,208	$-	$49,903,208

Cash Flow for the year ended December 31, 2022
Purchase of property and equipment	$(938,635)	$815,463	$(123,172)
Investment in intangible assets	(1,071,254)	(815,463)	(1,886,717)
Cash used in investing activities	$(2,008,389)	$-	$(2,008,389)

Cash Flow for the year ended December 31, 2021
Purchase of property and equipment	$(392,652)	$222,104	$(170,548)
Investment in intangible assets	(450,429)	(222,104)	(672,533)
Cash used in investing activities	$(843,081)	$-	$(843,081)